Note L - Commitments and Contingent Liabilities - Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Standby Letters of Credit [Member]
Other commitment	$ 5,134	$ 3,322
Fixed Rate Commitments [Member]
Other commitment	271	65
Variable Rate Commitments [Member]
Other commitment	$ 61,786	$ 59,028